Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Litigation

The Company is not currently party to any legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings, if any.

Adagio Medical Inc
Commitments and Contingencies

Note 11 — Commitments and Contingencies

Litigation

The Company is not currently party to any legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings, if any.

Note 11 — Commitments and Contingencies

Litigation

The Company is not currently party to any legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings, if any.